Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Schedule Of Income (Loss) Before Income Tax Expense

	Year ended December 31,
	2010	2011	2012

Domestic	$5,259	$(6,776)	$(19,497)
Foreign	2,611	(3,902)	(3,520)

	$7,870	$(10,678)	$(23,017)

Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2011	2012
Tax assets in respect of:
Allowance for doubtful accounts	$1,361	$429
Accrued severance pay and accrued vacation pay	660	344
Reaserch and development expenses	4,270	2,683
Other deductions for tax purposes	1,712	1,965
Net loss carry forward	76,181	83,644

Total deferred tax assets	84,184	89,065

Deferred tax liabilities:
Acquired intangibles	(7,743)	(6,850)

Deferred tax assets, net before valuation allowance	76,441	82,215
Valuation allowance	(76,441)	(82,215)

Deferred tax assets	$-	$-

Schedule of Unrecognized Tax Benefits Reconciliation

	December 31,
	2011	2012

Opening balance	$3,363	$2,537
Settlement of prior year tax positions	(878)	(447)
Additions for current year tax position	52	101

Closing balance	$2,537	$2,191